Income taxes - Net Operating Losses Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,510,558	$ 1,470,251
Expiration dates	Dec. 31, 2028
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,901,554	2,094,687
Expiration dates	Dec. 31, 2027
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 540,819	$ 466,743
Iceland [Member] | Foreign [Member]
Operating Loss Carryforwards [Line Items]
Expiration dates	Dec. 31, 2017
Netherlands [Member] | Foreign [Member]
Operating Loss Carryforwards [Line Items]
Expiration dates	Dec. 31, 2022